Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Lease Obligations
Schedule of obligations for minimum rentals under non-cancellable operating leases
Year Ended December 31,	(in thousands)

2018	$86,300
2019	70,900
2020	55,800
2021	35,500
2022	22,700
Thereafter	55,500